Cover Page	Nov. 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 11, 2026
Entity Registrant Name	GLACIER BANCORP, INC.
Entity Incorporation, State or Country Code	MT
Entity File Number	001-41170
Entity Tax Identification Number	81-0519541
Entity Address, Address Line One	49 Commons Loop
Entity Address, City or Town	Kalispell,
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59901
City Area Code	(406)
Local Phone Number	756-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	GBCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000868671
Amendment Flag	false